Financial instruments and risk management (Details 15) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial liabilities	R$ (14,193,996)	R$ (17,842,436)
Financial liabilities, fair value	R$ (13,413,928)	(15,913,626)
BRF SA BRFSBZ 4 3/4 [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2024
Financial liabilities		(1,525,727)
Financial liabilities, fair value		(1,513,221)
BRF SA BRFSBZ 3.95 [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2023
Financial liabilities		(1,185,479)
Financial liabilities, fair value		(1,209,990)
BRF SA BRFSBZ 4 7/8 [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2030
Financial liabilities	R$ (2,896,104)	(3,119,390)
Financial liabilities, fair value	R$ (2,506,390)	(2,602,599)
BRF SA BRFSBZ 5 3/4 [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2050
Financial liabilities	R$ (3,209,653)	(3,463,081)
Financial liabilities, fair value	R$ (2,398,081)	(2,503,033)
Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2026
Financial liabilities	R$ (830,144)	(768,428)
Financial liabilities, fair value	R$ (853,640)	(756,718)
Debentures One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2027 - 2030
Financial liabilities	R$ (2,681,294)	(2,355,427)
Financial liabilities, fair value	R$ (3,048,882)	(2,366,883)
Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2031
Financial liabilities	R$ (1,214,044)	(1,013,639)
Financial liabilities, fair value	R$ (1,214,044)	(877,103)
Debentures Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2027 - 2032
Financial liabilities	R$ (1,908,952)	(1,802,652)
Financial liabilities, fair value	R$ (2,032,361)	(1,717,004)
BRF GmbH BRF SA BRFSBZ 4.35 [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2026
Financial liabilities	R$ (1,453,805)	(2,608,613)
Financial liabilities, fair value	R$ (1,360,530)	R$ (2,367,075)